Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Short term investments
Short-term investments	$ 363,007,000	$ 199,546,000
Bank deposits maturing over three months
Short term investments
Short-term investments	$ 363,007,000	$ 199,546,000
Bank deposits maturing over three months | Weighted average
Short term investments
Effective interest rate (in percentage)	0.26%	1.06%
Bank deposits maturing over three months | Minimum
Short term investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term investments
Bank deposit maturity period (in days)	180 days	180 days
U.S. dollar ("US$") | Bank deposits maturing over three months
Short term investments
Short-term investments	$ 358,776,000	$ 187,961,000
Renminbi ("RMB") | Bank deposits maturing over three months
Short term investments
Short-term investments	1,154,000	612,000
Hong Kong dollar ("HK$") | Bank deposits maturing over three months
Short term investments
Short-term investments	$ 3,077,000	$ 10,973,000